ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2024
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

17.ASSET RETIREMENT OBLIGATION

	December 31, 2024	December 31, 2023
	$	$
Opening balance	987	952
Increase due to reassessment of the rehabilitation obligation	514	-
Effect of change in discount rate	(56)	18
Accretion expense	18	17
Ending balance	1,463	987

The accretion of the rehabilitation obligation was evaluated as the amount of the expenditure required to settle the present obligation at the end of the reporting period, discounted by the number of years between the reporting date and the rehabilitation date using a discount rate. The liabilities accrete to their future value until the obligations are due. The Company has two rehabilitation obligations on the Matawinie site: the commercial site, which will need to be rehabilitated at the end of the life of the mine, and the demonstration site, which is expected to be rehabilitated before the start of commercial operations. The discount rate used for the commercial site is 5.43% (4.93% in 2023), and the discount rate used for the demonstration site is 6.81%. The undiscounted amounts related to the rehabilitation obligation are estimated at $1,243 and $1,355, respectively, as of December 31, 2024.